Supplement to MainSail Prospectus
                     Supplement dated April 30, 2012
              to Prospectus dated May 1, 1998 as supplemented

   The disclosure set forth below replaces the information under the heading
    "Available Funds Annual Expenses" found in the prospectus and any prior supplements.
================================================================================
                   ANNUAL PORTFOLIO OPERATING EXPENSES
                 (as a percentage of average net assets)
================================================================================
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2011. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.



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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced       0.90%	None		0.01%	      0.91%	  None	        0.91%
Fund
American Century VP International  1.41%	None		0.02%	      1.43%	  None	  	1.43%
Fund
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Federated High Income Bond 	   0.60%	None		0.44%	      1.04%	  -0.22% (1)	0.82%
Fund II - Primary Shares
Federated Managed Volatility 	   0.75%	None		0.84%	      1.59%	  -0.56% (2)	1.03%
Fund II
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Fidelity VIP Money Market          0.17%	0.25%		0.09%	      0.51%	  None		0.51%
Portfolio - Service Class 2
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ING Global Resources Portfolio -   0.64%	None		0.26%	      0.90%	  None		0.90%
Class S
ING JPMorgan Emerging Markets 	   1.25%	None		0.01%	      1.26%	  None		1.26%
Equity Portfolio - Class I
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Pioneer Bond VCT Portfolio - 	   0.50%	None		0.36%	      0.86%	  -0.24%	0.62% (3)
Class I Shares
Pioneer Fund VCT Portfolio - 	   0.65%	None		0.08%	      0.73%	  None		0.73%
Class I Shares
Pioneer Growth Opportunities 	   0.74%	None		0.10%	      0.84%	  None		0.84%
VCT Portfolio - Class I Shares
Pioneer Mid Cap Value VCT 	   0.65%	None		0.07%	      0.72%	  None		0.72%
Portfolio - Class I Shares
-------------------------------------------------------------------------------------------------------------------------
Wanger USA 		     	   0.86%	None		0.08%	      0.94%	  None		0.94%
-------------------------------------------------------------------------------------------------------------------------
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The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.
1 	The Adviser and its affiliates have voluntarily agreed to waiver their fees and/or reimburse expenses so that
	the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the
	Fund's PS class (after the voluntary waivers and/or reimbursements) will not exceed 0.82% (the "Fee Limit")
	up to but not including the later of (the "Termination Date"): (a) May 1,2013; or (b) the date of the
	Fund's next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate
	terminating or increasing these arrangements prior to the Termination Date, these arrangements may only
	be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's
	Board of Trustees.

2 	Effective December 2, 2011, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or
	reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and
	Expenses) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.86% (the
	"Fee Limit") up to but not including the later of (the "Termination Date"): (a) May 1,2013; or (b) the
	date of the Fund's next effective Prospectus.  While the Adviser and its affiliates currently do not
	anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements
	may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the
	Fund's Board of Trustees.

3	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
	extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class I
	shares. This expense limitation is in effect through May 1, 2013. There can be no assurance that the
	adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be
	terminated only by agreement of the adviser and the Board of Trustees.


Explanation of  Examples Table
1.	The purpose of the Examples Table shown in your prospectus is to assist you in understanding the various
	costs and expenses an Owner will bear directly and indirectly.  The Expense Table reflects expenses of
	the Separate Account as well as the portfolios.  Changes to the portfolio expenses affect the results
	of the examples in your prospectus.  Although we have chosen not to update the examples here, they still
	generally show how expenses and charges affect your Contract Value.

You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.